Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,916,000
Previously Paid Amount	0.00
Total Fee Amount	678.90
Total Offset Amount	0.00
Net Fee	678.90
Narrative - Max Aggregate Offering Price	$ 4,916,000
Final Prospectus	true